UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,045.70	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.78%
Actual		$ 1,000.00	$ 1,046.40	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class B	1.45%
Actual		$ 1,000.00	$ 1,042.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,041.70	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,047.20	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	18.4	16.2
California	18.0	17.2
Texas	9.1	9.9
New York	8.5	9.1
Florida	6.4	7.0
Top Five Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	35.4
Health Care	23.2	23.6
Transportation	10.3	10.6
Water & Sewer	7.8	7.6
Special Tax	7.2	7.2
Weighted Average Maturity as of April 30, 2014
		6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2014
6 months ago
Years	7.4	8.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
AAA 5.1%	AAA 6.2%
AA,A 76.2%	AA,A 78.1%
BBB 14.4%	BBB 12.0%
BB and Below 0.7%	BB and Below 0.5%
Not Rated 2.3%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 544,686
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,125,340
		1,670,026
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,141,770
5.25% 10/1/20 (FSA Insured)	1,600,000	1,847,392
5.25% 10/1/21 (FSA Insured)	850,000	975,358
5.25% 10/1/26 (FSA Insured)	500,000	555,740
5.25% 10/1/28 (FSA Insured)	1,600,000	1,764,928
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,445,889
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,391,568
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,605,949
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,460,654
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	739,704
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,063,510
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	1,976,870
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,100,460
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	567,975
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,148,700
5.25% 12/1/22	1,500,000	1,713,195
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	215,289
		22,714,951
California - 18.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,748,208
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45 (b)	3,400,000	4,204,168
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 20,000	$ 20,073
5% 11/1/24	2,400,000	2,748,816
5% 6/1/27 (AMBAC Insured)	600,000	615,828
5% 9/1/27	1,410,000	1,544,246
5% 3/1/31	1,800,000	1,923,912
5% 9/1/31	1,500,000	1,631,205
5% 9/1/32	1,600,000	1,734,960
5% 9/1/33	1,800,000	1,947,510
5% 9/1/35	580,000	625,043
5.25% 12/1/33	20,000	20,060
5.25% 4/1/35	2,200,000	2,454,166
5.25% 3/1/38	3,900,000	4,220,346
5.25% 11/1/40	700,000	777,420
5.5% 8/1/27	2,100,000	2,449,335
5.5% 8/1/29	2,800,000	3,229,576
5.5% 8/1/30	2,000,000	2,298,000
5.5% 3/1/40	1,000,000	1,123,510
5.6% 3/1/36	400,000	460,000
6% 3/1/33	4,250,000	5,171,995
6% 4/1/38	5,300,000	6,220,769
6% 11/1/39	11,700,000	13,926,965
6.5% 4/1/33	3,850,000	4,683,756
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	630,000	660,372
Series 2009 E, 5.625% 7/1/25	2,000,000	2,241,860
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,060,434
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	30,875
6.5% 10/1/38	1,375,000	1,572,175
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,448,230
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,857,025
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,050,940
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,741,832
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	$ 1,600,000	$ 1,818,896
5% 11/1/21	1,760,000	1,989,786
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,056,980
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,103,070
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,967,036
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,734,284
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,996,895
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	3,190,000	3,674,752
Series 2012 G, 5% 11/1/24	650,000	751,530
Series 2005 H, 5% 6/1/18	1,425,000	1,491,120
Series 2009 G1, 5.75% 10/1/30	600,000	688,200
Series 2009 I:
6.125% 11/1/29	400,000	474,616
6.375% 11/1/34	1,000,000	1,182,390
Series 2010 A, 5.75% 3/1/30	1,000,000	1,151,050
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,979,224
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,100,890
Series 2005 A, 5.25% 7/1/24	500,000	478,335
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,306,097
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. 5% 6/1/45 (FSA Insured)	105,000	105,322
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,147,470
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,588,990
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	314,211
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,655,397
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,308,840
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 1,045,110
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,112,580
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,843,325
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,164,442
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	444,120
Series B, 0% 8/1/39	3,700,000	1,079,697
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	438,504
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,504,744
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,069,210
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,513,940
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,370,332
Series 2008 E:
0% 7/1/47 (a)	1,300,000	518,804
0% 7/1/49	4,600,000	767,234
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,288,078
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	359,746
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	861,710
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	94,569
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,866,811
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	304,143
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	848,260
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,459,292
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 500,000	$ 569,395
5.75% 5/15/30	5,985,000	7,084,863
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,153,420
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,135,750
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,152,294
Series A, 5% 7/1/15	1,025,000	1,070,039
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	762,979
Series 2012, 5% 8/1/26	2,000,000	2,296,280
		166,688,662
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,075,248
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,147,389
Colorado Health Facilities Auth. Rev.:
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,078,440
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	520,837
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,221,135
Series 2010 A, 0% 9/1/41	2,000,000	449,360
Series 2010 C, 5.25% 9/1/25	1,000,000	1,086,610
		7,579,019
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,360,653
District Of Columbia - 1.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,040,550
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	526,915
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 6,400,000	$ 6,972,608
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,015,600
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,014,118
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,856,900
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,949,098
		16,375,789
Florida - 6.4%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,100,630
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,121,940
Series 2012 A, 5% 7/1/24	4,400,000	5,039,144
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,675,680
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,635,390
5% 6/1/17 (FSA Insured)	1,000,000	1,120,720
Series 2011 A1, 5% 6/1/20	1,000,000	1,164,500
Series 2012 A1, 5% 6/1/21	1,500,000	1,745,910
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,892,928
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	897,320
Series A, 5.5% 6/1/38	400,000	453,624
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,011,550
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,048,290
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	679,974
Series 2009 A, 6.25% 10/1/31	500,000	587,330
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	75,067
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/16	$ 95,000	$ 105,445
5.125% 11/15/18	965,000	1,068,979
Series 2008 B, 6% 11/15/37	2,000,000	2,275,120
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,029,413
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,417,142
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	924,273
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,340,870
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,148,390
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,119,153
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,576,530
5.5% 10/1/30	1,000,000	1,140,930
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,149,261
5% 10/1/22 (d)	1,000,000	1,132,500
5% 10/1/31 (d)	1,500,000	1,598,415
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	864,300
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,205,780
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,792,280
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,203,740
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,060,436
Series 2012 A, 5% 10/1/42	2,350,000	2,379,751
Series 2012 B, 5% 10/1/42	1,000,000	1,012,660
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	587,660
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	524,935
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	$ 1,400,000	$ 1,535,296
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	460,024
		58,903,280
Georgia - 3.0%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,629,550
6.25% 11/1/39	3,500,000	4,056,360
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,233,110
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,390,172
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	941,171
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,540,098
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,473,430
6.125% 9/1/40	1,605,000	1,667,354
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,649,914
Series GG, 5% 1/1/23	800,000	939,128
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,067,947
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,750,425
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,748,070
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,976,459
		28,063,188
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,348,200
Idaho - 0.4%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,601,582
Municipal Bonds - continued
	Principal Amount	Value
Idaho - continued
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,200,000	$ 1,342,200
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	452,772
		3,396,554
Illinois - 18.4%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,251,939
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	897,470
Series 2012 A, 5% 12/1/42	3,400,000	3,344,002
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,009,789
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,070,910
Series 2008 A, 5.25% 1/1/21	1,160,000	1,267,764
Series 2008 C, 5% 1/1/34	300,000	301,587
Series 2009 A, 5% 1/1/22	600,000	657,720
Series 2012 A:
5% 1/1/33	875,000	887,723
5% 1/1/34	455,000	458,713
Series 2012 C, 5% 1/1/23	200,000	224,120
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,756
5% 1/1/34	2,000,000	2,019,720
5% 1/1/35	1,650,000	1,658,679
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,830
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,481,685
Series 2011 C, 6.5% 1/1/41	2,300,000	2,650,336
Series 2013 D, 5% 1/1/27	2,200,000	2,388,012
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,357,746
Series 2013 A:
5.5% 1/1/33	500,000	550,710
5.75% 1/1/38	1,000,000	1,101,070
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	$ 1,400,000	$ 1,509,522
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	686,131
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	444,581
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,164,730
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,260
Series 2010 A, 5.25% 11/15/33	3,250,000	3,448,738
Series 2012 C:
5% 11/15/24	1,700,000	1,921,357
5% 11/15/25	3,200,000	3,596,384
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,253,569
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,682,960
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,128,490
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,264,272
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,339,000
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,455,000	1,486,370
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,637,899
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,026,153
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,596,602
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,580,250
5.375% 5/15/30	1,100,000	1,196,239
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	2,916,405
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,672,170
Series 2009 D, 6.625% 11/1/39	1,445,000	1,610,857
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.): - continued
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,084,260
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,815,000	4,158,426
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	360,847
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,164,284
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,227,240
Series 2008 A:
5.625% 1/1/37	5,110,000	5,284,047
6.25% 2/1/33 (AMBAC Insured)	150,000	163,670
Series 2009 A, 7.25% 11/1/38	1,330,000	1,561,460
Series 2009:
6.875% 8/15/38	80,000	87,846
7% 8/15/44	2,850,000	3,138,990
Series 2010 A:
5.5% 8/15/24	540,000	588,065
5.75% 8/15/29	360,000	389,873
Series 2010, 5.25% 8/15/36	1,510,000	1,548,565
Series 2012 A:
5% 5/15/20	500,000	551,860
5% 5/15/23	300,000	327,522
Series 2012:
4% 9/1/32	915,000	816,720
5% 9/1/32	1,900,000	1,940,071
5% 9/1/38	2,300,000	2,296,619
5% 11/15/43	820,000	829,635
Series 2013:
5% 11/15/24	500,000	554,490
5% 5/15/43	1,700,000	1,629,671
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,410
Series 2006:
5% 1/1/19	1,000,000	1,137,470
5.5% 1/1/31	1,000,000	1,116,260
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	560,205
5% 1/1/23 (FSA Insured)	1,300,000	1,419,418
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 800,000	$ 841,488
Series 2012:
5% 8/1/19	465,000	532,797
5% 8/1/21	400,000	458,696
5% 3/1/23	1,000,000	1,122,180
5% 8/1/23	700,000	798,252
5% 3/1/36	1,000,000	1,039,290
Series 2013, 5% 1/1/22	2,175,000	2,403,223
Series 2014:
5% 2/1/22	1,000,000	1,143,850
5.25% 2/1/29	1,600,000	1,773,536
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,083,060
5.25% 5/15/32 (FSA Insured)	360,000	374,951
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	733,173
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,716,900
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	857,650
0% 12/1/17 (Escrowed to Maturity)	95,000	91,837
6.5% 1/1/20 (AMBAC Insured)	385,000	476,730
6.5% 1/1/20 (Escrowed to Maturity)	650,000	827,197
6.5% 1/1/20 (Escrowed to Maturity)	65,000	82,518
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	231,050
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	744,284
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,444,397
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	544,224
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,287,431
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	723,760
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,900,000	$ 2,722,732
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	345,611
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,103,630
0% 6/15/44 (FSA Insured)	4,700,000	922,798
0% 6/15/45 (FSA Insured)	2,600,000	483,626
0% 6/15/46 (FSA Insured)	1,115,000	195,872
0% 6/15/47 (FSA Insured)	2,040,000	338,375
Series 2012 B:
0% 12/15/41	2,400,000	545,256
0% 12/15/51	2,900,000	361,949
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	967,725
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,076,758
0% 6/15/16 (Escrowed to Maturity)	795,000	785,834
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,831,195
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,088,850
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,127,850
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,659,152
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,332,656
Series 2009 A, 5.75% 4/1/38	2,940,000	3,331,990
Series 2010 A:
5% 4/1/25	1,000,000	1,124,750
5.25% 4/1/30	1,000,000	1,118,620
Series 2013:
6% 10/1/42	900,000	960,561
6.25% 10/1/38	900,000	982,836
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	460,000	458,901
0% 11/1/16 (Escrowed to Maturity)	275,000	271,266
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (FSA Insured)	$ 825,000	$ 801,191
0% 11/1/19 (Escrowed to Maturity)	790,000	729,770
0% 11/1/19 (FSA Insured)	5,085,000	4,446,375
		170,379,747
Indiana - 2.7%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	400,000	409,176
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,549,224
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,041,050
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,120,640
Series 2012:
5% 3/1/30	675,000	720,853
5% 3/1/41	1,290,000	1,326,907
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/24	400,000	474,048
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	957,750
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,072,540
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,250
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,485,599
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,154,035
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	764,234
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,120,460
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	777,980
		25,062,746
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	$ 70,000	$ 51,578
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,300,188
		1,351,766
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,097,087
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	356,745
5.25% 11/15/16	955,000	1,016,836
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,064,050
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	870,444
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	338,607
5% 11/15/17 (Escrowed to Maturity)	500,000	574,035
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,192,463
		8,510,267
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,079,890
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,709,700
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,036,230
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	545,185
5.75% 10/1/38	1,355,000	1,493,495
		6,864,500
Louisiana - 1.3%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,746,816
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	400,000	448,388
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,600,000	$ 1,663,424
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,021,450
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,725,069
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,430
Series 2012, 5% 12/1/23	2,250,000	2,487,488
0% 9/1/15 (AMBAC Insured)	700,000	674,471
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,357,140
		12,185,676
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,202,905
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,394,276
		2,597,181
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	548,050
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,013,545
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,119,620
Series 2010, 5.125% 7/1/39	900,000	930,591
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	490,000	514,304
6% 1/1/38	2,800,000	3,035,088
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,019,910
Series 2010, 5.625% 7/1/30	500,000	503,445
		8,684,553
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	$ 1,400,000	$ 1,583,554
Series 2011 I, 6.75% 1/1/36	1,000,000	1,158,600
Series 2013 B4, 3.5% 11/15/16	500,000	500,460
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,478,432
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,055,560
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	661,434
		7,438,040
Michigan - 2.6%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,150,666
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,663,024
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,631,082
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,829,898
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,081,330
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,705,511
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	558,765
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,250,436
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,100,000	999,757
5% 6/1/21	350,000	388,182
5% 6/1/27	500,000	518,805
5% 6/1/39	1,100,000	1,060,378
Series 2012, 5% 11/15/42	2,175,000	2,237,314
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,108,400
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,857,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 600,000	$ 731,118
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,041,290
		23,813,356
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,658,491
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,150,340
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,241,372
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,115,015
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,418,676
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,723,008
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,059,130
		9,366,032
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	855,415
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.658% 12/1/17 (c)	1,100,000	1,058,365
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,400,997
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,364,442
		3,823,804
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,129,630
5.625% 7/1/32	3,000,000	3,363,960
		4,493,590
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,830,000	$ 1,929,021
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,120,273
Series 2012:
4% 7/1/32	400,000	363,756
5% 7/1/27	500,000	531,615
		3,944,665
New Jersey - 2.9%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,105,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,109,110
Series 2012, 5% 6/15/21	800,000	908,880
Series 2013 NN, 5% 3/1/27	11,810,000	13,229,680
Series 2013:
5% 3/1/23	2,200,000	2,557,258
5% 3/1/24	3,000,000	3,466,950
5% 3/1/25	300,000	341,703
6% 12/15/34	1,075,000	1,207,462
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,802,357
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	475,524
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,018,580
		27,222,854
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,317,140
New York - 8.5%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	2,998,215
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	186,721
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,708,125
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,285,000
Series 2009 I1, 5.625% 4/1/29	600,000	693,540
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 A1, 5% 8/1/24	$ 1,300,000	$ 1,499,056
Series 2012 E, 5% 8/1/24	5,000,000	5,775,450
Series 2012 G1, 5% 4/1/25	2,500,000	2,872,275
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	661,560
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	414,868
5% 6/15/38	1,300,000	1,347,736
5% 6/15/39	500,000	518,190
Series 2009 A, 5.75% 6/15/40	2,300,000	2,598,885
Series 2009 CC, 5% 6/15/34	2,100,000	2,288,412
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,336,300
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,501,880
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,133,210
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,775,725
5.25% 1/15/39	1,000,000	1,089,110
Series 2009 S4:
5.5% 1/15/39	850,000	948,677
5.75% 1/15/39	1,600,000	1,806,960
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,588,760
Series 2008 B, 5.75% 3/15/36	3,400,000	3,904,390
Series 2009 A, 5% 2/15/34	1,100,000	1,195,667
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	100,000	107,378
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,538,900
Series 2009 B, 5% 11/15/34	1,200,000	1,294,116
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,244,527
Series 2008 A, 5.25% 11/15/36	3,700,000	3,933,322
Series 2008 C, 6.5% 11/15/28	1,000,000	1,186,240
Series 2010 D, 5.25% 11/15/40	1,400,000	1,490,552
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 D, 5% 11/15/25	$ 4,600,000	$ 5,239,400
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,532,955
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,700,580
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,221,000
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,199,903
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	2,066,953
5% 6/1/21	800,000	869,088
		78,753,626
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,116,880
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	836,968
5% 11/1/30 (FSA Insured)	1,275,000	1,331,177
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,290,680
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,727,200
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,089,890
Series 2010 B, 5% 1/1/20	1,300,000	1,513,590
		9,906,385
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	789,930
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,384,479
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,267,886
		4,442,295
Ohio - 1.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	854,032
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1: - continued
5% 6/1/17	$ 925,000	$ 1,012,487
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,066,090
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,413,816
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,729,740
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	438,832
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	638,378
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,618,335
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,524,586
		10,296,296
Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,794,785
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,186,911
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,840,835
Series 2012, 5% 2/15/21	400,000	464,956
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,658,340
		8,945,827
Oregon - 0.3%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39 (Pre-Refunded to 5/1/14 @ 100)	1,200,000	1,200,000
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,730
		2,403,730
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	$ 1,100,000	$ 1,214,477
Annville-Cleona School District:
5.5% 3/1/22	360,000	372,409
5.5% 3/1/22 (Pre-Refunded to 3/1/15 @ 100)	890,000	928,884
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	1,400,000	1,424,766
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	585,675
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,204
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	926,320
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	668,154
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,053,087
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,575,680
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,185
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,552
Ninth Series, 5.25% 8/1/40	800,000	870,600
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	600,000	688,068
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	206,650
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,031,600
		17,666,311
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Series N, 5.5% 7/1/22	1,100,000	849,772
Rhode Island - 0.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	780,000	788,666
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 2.2%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,113,530
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,107,801
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,546,580
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,039,200
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	2,936,150
Series 2013 E, 5.5% 12/1/53	5,400,000	5,957,388
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,310,800
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,079,675
		20,091,124
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,589,415
5% 12/15/16	1,500,000	1,623,870
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,065,260
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,914,094
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,821,456
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	300,000	303,570
		8,317,665
Texas - 9.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,156,970
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,388,900
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,548,650
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,834,640
5.25% 7/15/18 (FSA Insured)	1,000,000	1,121,180
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	$ 2,500,000	$ 2,548,275
Series 2009 A, 5% 11/1/24	1,000,000	1,103,030
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	352,059
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,399,572
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	1,000,000	1,064,900
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,521,840
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	749,150
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,404,738
Series 2012 A, 5% 7/1/23 (d)	600,000	675,588
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,860,534
Judson Independent School District 5% 2/1/24 (FSA Insured)	295,000	296,151
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	756,021
Lewisville Independent School District 0% 8/15/19	2,340,000	2,144,493
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,162,513
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	213,464
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	26,416
Mansfield Independent School District 5.5% 2/15/17	25,000	25,094
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,079,340
Series 2008 A, 6% 1/1/24	2,000,000	2,250,480
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,243,781
Series 2009 A, 6.25% 1/1/39	1,800,000	2,023,200
Series 2011 A:
5.5% 9/1/41	600,000	673,596
6% 9/1/41	1,200,000	1,416,000
Series 2011 D, 5% 9/1/28	2,300,000	2,589,018
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District:
Series 2005, 5.125% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	$ 400,000	$ 425,392
Series 2007, 5.375% 8/15/37	2,000,000	2,183,100
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,798,336
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,120,570
Series 2012, 5.25% 2/1/25	800,000	989,880
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,356,942
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,249,105
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,322,327
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	457,990
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	560,000	621,426
Series 2006, 5% 4/1/27	1,000,000	1,075,500
Series 2008, 5% 4/1/25	800,000	910,712
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,094,786
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,771,434
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,392,420
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,399,313
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,719,272
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	602,550
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	1,500,000	1,680,570
5% 4/1/25	600,000	670,386
5% 4/1/26	800,000	892,632
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,817,040
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	$ 1,000,000	$ 1,076,730
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,874,475
5.5% 2/15/37	2,100,000	2,304,981
		84,437,462
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	963,424
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,320,240
		2,283,664
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,785,484
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30 (b)	1,250,000	1,329,525
Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	958,630
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	1,984,457
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,140,340
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	3,965,112
Series 2009, 5.25% 1/1/42	1,000,000	1,084,820
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	636,922
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,021,800
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,709,850
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,113,864
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,136,898
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 3,000,000	$ 3,387,060
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,089,770
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,387,495
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,570,212
		25,187,230
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,066,390
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	533,230
5.75% 7/1/30	500,000	552,750
Series 2013 B, 5% 7/1/36	925,000	966,403
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,014,890
Series 2012, 5% 6/1/39	190,000	195,780
		3,263,053
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,872,499
TOTAL MUNICIPAL BONDS (Cost $855,257,347)		913,698,658
Municipal Notes - 0.2%
	Principal Amount	Value
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,631,345)	$ 1,500,000	$ 1,668,060
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $856,888,692)		915,366,718
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,597,485
NET ASSETS - 100%		$ 926,964,203
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.3%
Health Care	23.2%
Transportation	10.3%
Water & Sewer	7.8%
Special Tax	7.2%
Electric Utilities	5.9%
Education	5.5%
Others* (Individually Less Than 5%)	4.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $856,888,692)		$ 915,366,718
Cash		7,549,056
Receivable for fund shares sold		834,880
Interest receivable		11,929,461
Prepaid expenses		648
Receivable from investment adviser for expense reductions		2,160
Other receivables		310
Total assets		935,683,233

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,594,710
Payable for fund shares redeemed	1,589,821
Distributions payable	647,742
Accrued management fee	277,640
Distribution and service plan fees payable	211,097
Other affiliated payables	371,849
Other payables and accrued expenses	26,171
Total liabilities		8,719,030

Net Assets		$ 926,964,203
Net Assets consist of:
Paid in capital		$ 865,848,238
Undistributed net investment income		731,597
Accumulated undistributed net realized gain (loss) on investments		1,906,342
Net unrealized appreciation (depreciation) on investments		58,478,026
Net Assets		$ 926,964,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($325,148,292 ÷ 24,519,308 shares)	$ 13.26

Maximum offering price per share (100/96.00 of $13.26)	$ 13.81
Class T: Net Asset Value and redemption price per share ($203,170,292 ÷ 15,275,480 shares)	$ 13.30

Maximum offering price per share (100/96.00 of $13.30)	$ 13.85
Class B: Net Asset Value and offering price per share ($5,888,422 ÷ 445,453 shares)A	$ 13.22

Class C: Net Asset Value and offering price per share ($117,122,302 ÷ 8,811,057 shares)A	$ 13.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($275,634,895 ÷ 20,894,585 shares)	$ 13.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 20,020,326

Expenses
Management fee	$ 1,667,594
Transfer agent fees	621,894
Distribution and service plan fees	1,274,342
Accounting fees and expenses	97,715
Custodian fees and expenses	8,531
Independent trustees' compensation	1,837
Registration fees	54,176
Audit	27,214
Legal	1,894
Miscellaneous	3,423
Total expenses before reductions	3,758,620
Expense reductions	(7,207)	3,751,413
Net investment income (loss)		16,268,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,053,837
Change in net unrealized appreciation (depreciation) on investment securities		22,648,082
Net gain (loss)		24,701,919
Net increase (decrease) in net assets resulting from operations		$ 40,970,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,268,913	$ 37,854,541
Net realized gain (loss)	2,053,837	8,376,972
Change in net unrealized appreciation (depreciation)	22,648,082	(72,916,278)
Net increase (decrease) in net assets resulting from operations	40,970,832	(26,684,765)
Distributions to shareholders from net investment income	(16,227,974)	(37,730,909)
Distributions to shareholders from net realized gain	(6,709,658)	(355,650)
Total distributions	(22,937,632)	(38,086,559)
Share transactions - net increase (decrease)	(54,366,859)	(179,392,401)
Total increase (decrease) in net assets	(36,333,659)	(244,163,725)

Net Assets
Beginning of period	963,297,862	1,207,461,587
End of period (including undistributed net investment income of $731,597 and undistributed net investment income of $690,658, respectively)	$ 926,964,203	$ 963,297,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55
Income from Investment Operations
Net investment income (loss) E	.231	.453	.460	.479	.465	.479
Net realized and unrealized gain (loss)	.352	(.738)	.789	(.041)	.450	.991
Total from investment operations	.583	(.285)	1.249	.438	.915	1.470
Distributions from net investment income	(.230)	(.451)	(.457)	(.478)	(.465)	(.480)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.323)	(.455)	(.459)	(.478)	(.465)	(.480)
Net asset value, end of period	$ 13.26	$ 13.00	$ 13.74	$ 12.95	$ 12.99	$ 12.54
Total Return B,C,D	4.57%	(2.12)%	9.77%	3.53%	7.42%	12.96%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.77%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.77%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.80% A	.77%	.77%	.77%	.78%	.79%
Net investment income (loss)	3.58% A	3.36%	3.42%	3.80%	3.64%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325,148	$ 335,492	$ 430,231	$ 368,789	$ 448,794	$ 403,580
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.232	.454	.462	.481	.467	.481
Net realized and unrealized gain (loss)	.362	(.739)	.778	(.032)	.449	.990
Total from investment operations	.594	(.285)	1.240	.449	.916	1.471
Distributions from net investment income	(.231)	(.451)	(.458)	(.479)	(.466)	(.481)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.324)	(.455)	(.460)	(.479)	(.466)	(.481)
Net asset value, end of period	$ 13.30	$ 13.03	$ 13.77	$ 12.99	$ 13.02	$ 12.57
Total Return B,C,D	4.64%	(2.12)%	9.67%	3.61%	7.41%	12.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.76%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.78% A	.77%	.76%	.76%	.77%	.78%
Expenses net of all reductions	.78% A	.77%	.76%	.76%	.77%	.78%
Net investment income (loss)	3.59% A	3.37%	3.42%	3.80%	3.65%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,170	$ 207,208	$ 247,622	$ 225,908	$ 253,136	$ 256,358
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52
Income from Investment Operations
Net investment income (loss) E	.188	.361	.367	.393	.379	.397
Net realized and unrealized gain (loss)	.353	(.727)	.772	(.040)	.451	.993
Total from investment operations	.541	(.366)	1.139	.353	.830	1.390
Distributions from net investment income	(.188)	(.360)	(.367)	(.393)	(.380)	(.400)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.281)	(.364)	(.369)	(.393)	(.380)	(.400)
Net asset value, end of period	$ 13.22	$ 12.96	$ 13.69	$ 12.92	$ 12.96	$ 12.51
Total Return B,C,D	4.25%	(2.72)%	8.90%	2.85%	6.73%	12.26%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.45%	1.45%	1.46%	1.45%	1.45%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.45%	1.45%	1.45%	1.44%	1.45%
Net investment income (loss)	2.93% A	2.68%	2.74%	3.12%	2.98%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,888	$ 6,951	$ 11,187	$ 12,983	$ 19,838	$ 26,607
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.183	.351	.358	.383	.370	.390
Net realized and unrealized gain (loss)	.351	(.739)	.788	(.042)	.448	.999
Total from investment operations	.534	(.388)	1.146	.341	.818	1.389
Distributions from net investment income	(.181)	(.348)	(.354)	(.381)	(.368)	(.389)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.274)	(.352)	(.356)	(.381)	(.368)	(.389)
Net asset value, end of period	$ 13.29	$ 13.03	$ 13.77	$ 12.98	$ 13.02	$ 12.57
Total Return B,C,D	4.17%	(2.86)%	8.92%	2.74%	6.60%	12.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.54%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.54%	1.53%	1.53%
Net investment income (loss)	2.83% A	2.60%	2.65%	3.03%	2.89%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,122	$ 123,530	$ 155,834	$ 130,949	$ 151,847	$ 133,834
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.246	.481	.490	.505	.492	.506
Net realized and unrealized gain (loss)	.353	(.735)	.782	(.039)	.443	.993
Total from investment operations	.599	(.254)	1.272	.466	.935	1.499
Distributions from net investment income	(.246)	(.482)	(.490)	(.506)	(.495)	(.509)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.339)	(.486)	(.492)	(.506)	(.495)	(.509)
Net asset value, end of period	$ 13.19	$ 12.93	$ 13.67	$ 12.89	$ 12.93	$ 12.49
Total Return B,C	4.72%	(1.90)%	10.00%	3.79%	7.62%	13.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.55% A	.54%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.54%	.53%	.54%	.55%	.55%
Expenses net of all reductions	.55% A	.54%	.53%	.54%	.55%	.55%
Net investment income (loss)	3.83% A	3.60%	3.66%	4.02%	3.87%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,635	$ 290,117	$ 362,588	$ 305,538	$ 399,826	$ 244,761
Portfolio turnover rate F	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,076,728
Gross unrealized depreciation	(5,202,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ 58,874,527

Tax cost	$ 856,492,191

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,419,958 and $100,725,093, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 404,877	$ 10,172
Class T	-%	.25%	252,893	2,605
Class B	.65%	.25%	28,364	20,550
Class C	.75%	.25%	588,208	58,398
			$ 1,274,342	$ 91,725

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,966
Class T	2,477
Class B*	8,223
Class C*	10,143
$ 28,809

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 221,119.14
Class T	124,178.12
Class B	4,734.15
Class C	84,863.15
Institutional Class	187,000.14
	$ 621,894

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $864 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.45%	$ 476
Class C	1.55%	6,300
		$ 6,776

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $431.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 5,732,956	$ 13,490,782
Class T	3,583,390	7,837,186
Class B	91,830	242,962
Class C	1,638,135	3,764,848
Institutional Class	5,181,663	12,395,131
Total	$ 16,227,974	$ 37,730,909
From net realized gain
Class A	$ 2,345,937	$ 127,081
Class T	1,463,763	72,168
Class B	48,806	3,137
Class C	862,508	45,636
Institutional Class	1,988,644	107,628
Total	$ 6,709,658	$ 355,650

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	1,566,446	4,224,685	$ 20,381,561	$ 57,525,771
Reinvestment of distributions	478,182	697,962	6,200,076	9,363,033
Shares redeemed	(3,340,575)	(10,430,408)	(43,341,244)	(138,655,153)
Net increase (decrease)	(1,295,947)	(5,507,761)	$ (16,759,607)	$ (71,766,349)
Class T
Shares sold	486,865	1,517,547	$ 6,357,411	$ 20,608,224
Reinvestment of distributions	309,889	434,678	4,027,417	5,842,702
Shares redeemed	(1,419,350)	(4,032,243)	(18,472,793)	(53,639,623)
Net increase (decrease)	(622,596)	(2,080,018)	$ (8,087,965)	$ (27,188,697)
Class B
Shares sold	2,361	34,885	$ 30,555	$ 475,906
Reinvestment of distributions	7,012	11,774	90,440	157,747
Shares redeemed	(100,402)	(327,036)	(1,297,860)	(4,395,193)
Net increase (decrease)	(91,029)	(280,377)	$ (1,176,865)	$ (3,761,540)
Class C
Shares sold	497,448	1,541,471	$ 6,498,605	$ 20,986,996
Reinvestment of distributions	140,808	192,365	1,826,937	2,584,692
Shares redeemed	(1,310,440)	(3,570,711)	(17,019,120)	(47,576,093)
Net increase (decrease)	(672,184)	(1,836,875)	$ (8,693,578)	$ (24,004,405)
Institutional Class
Shares sold	4,153,913	7,810,861	$ 53,815,510	$ 104,791,425
Reinvestment of distributions	369,030	589,931	4,757,287	7,866,474
Shares redeemed	(6,066,243)	(12,491,193)	(78,221,641)	(165,329,309)
Net increase (decrease)	(1,543,300)	(4,090,401)	$ (19,648,844)	$ (52,671,410)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

HIM-USAN-0614
1.784901.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,045.70	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.78%
Actual		$ 1,000.00	$ 1,046.40	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class B	1.45%
Actual		$ 1,000.00	$ 1,042.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,041.70	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,047.20	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	18.4	16.2
California	18.0	17.2
Texas	9.1	9.9
New York	8.5	9.1
Florida	6.4	7.0
Top Five Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	35.4
Health Care	23.2	23.6
Transportation	10.3	10.6
Water & Sewer	7.8	7.6
Special Tax	7.2	7.2
Weighted Average Maturity as of April 30, 2014
		6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2014
6 months ago
Years	7.4	8.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
AAA 5.1%	AAA 6.2%
AA,A 76.2%	AA,A 78.1%
BBB 14.4%	BBB 12.0%
BB and Below 0.7%	BB and Below 0.5%
Not Rated 2.3%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 544,686
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,125,340
		1,670,026
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,141,770
5.25% 10/1/20 (FSA Insured)	1,600,000	1,847,392
5.25% 10/1/21 (FSA Insured)	850,000	975,358
5.25% 10/1/26 (FSA Insured)	500,000	555,740
5.25% 10/1/28 (FSA Insured)	1,600,000	1,764,928
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,445,889
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,391,568
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,605,949
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,460,654
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	739,704
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,063,510
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	1,976,870
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,100,460
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	567,975
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,148,700
5.25% 12/1/22	1,500,000	1,713,195
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	215,289
		22,714,951
California - 18.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,748,208
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45 (b)	3,400,000	4,204,168
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 20,000	$ 20,073
5% 11/1/24	2,400,000	2,748,816
5% 6/1/27 (AMBAC Insured)	600,000	615,828
5% 9/1/27	1,410,000	1,544,246
5% 3/1/31	1,800,000	1,923,912
5% 9/1/31	1,500,000	1,631,205
5% 9/1/32	1,600,000	1,734,960
5% 9/1/33	1,800,000	1,947,510
5% 9/1/35	580,000	625,043
5.25% 12/1/33	20,000	20,060
5.25% 4/1/35	2,200,000	2,454,166
5.25% 3/1/38	3,900,000	4,220,346
5.25% 11/1/40	700,000	777,420
5.5% 8/1/27	2,100,000	2,449,335
5.5% 8/1/29	2,800,000	3,229,576
5.5% 8/1/30	2,000,000	2,298,000
5.5% 3/1/40	1,000,000	1,123,510
5.6% 3/1/36	400,000	460,000
6% 3/1/33	4,250,000	5,171,995
6% 4/1/38	5,300,000	6,220,769
6% 11/1/39	11,700,000	13,926,965
6.5% 4/1/33	3,850,000	4,683,756
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	630,000	660,372
Series 2009 E, 5.625% 7/1/25	2,000,000	2,241,860
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,060,434
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	30,875
6.5% 10/1/38	1,375,000	1,572,175
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,448,230
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,857,025
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,050,940
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,741,832
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	$ 1,600,000	$ 1,818,896
5% 11/1/21	1,760,000	1,989,786
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,056,980
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,103,070
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,967,036
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,734,284
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,996,895
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	3,190,000	3,674,752
Series 2012 G, 5% 11/1/24	650,000	751,530
Series 2005 H, 5% 6/1/18	1,425,000	1,491,120
Series 2009 G1, 5.75% 10/1/30	600,000	688,200
Series 2009 I:
6.125% 11/1/29	400,000	474,616
6.375% 11/1/34	1,000,000	1,182,390
Series 2010 A, 5.75% 3/1/30	1,000,000	1,151,050
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,979,224
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,100,890
Series 2005 A, 5.25% 7/1/24	500,000	478,335
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,306,097
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. 5% 6/1/45 (FSA Insured)	105,000	105,322
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,147,470
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,588,990
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	314,211
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,655,397
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,308,840
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 1,045,110
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,112,580
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,843,325
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,164,442
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	444,120
Series B, 0% 8/1/39	3,700,000	1,079,697
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	438,504
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,504,744
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,069,210
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,513,940
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,370,332
Series 2008 E:
0% 7/1/47 (a)	1,300,000	518,804
0% 7/1/49	4,600,000	767,234
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,288,078
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	359,746
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	861,710
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	94,569
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,866,811
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	304,143
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	848,260
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,459,292
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 500,000	$ 569,395
5.75% 5/15/30	5,985,000	7,084,863
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,153,420
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,135,750
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,152,294
Series A, 5% 7/1/15	1,025,000	1,070,039
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	762,979
Series 2012, 5% 8/1/26	2,000,000	2,296,280
		166,688,662
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,075,248
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,147,389
Colorado Health Facilities Auth. Rev.:
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,078,440
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	520,837
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,221,135
Series 2010 A, 0% 9/1/41	2,000,000	449,360
Series 2010 C, 5.25% 9/1/25	1,000,000	1,086,610
		7,579,019
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,360,653
District Of Columbia - 1.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,040,550
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	526,915
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 6,400,000	$ 6,972,608
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,015,600
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,014,118
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,856,900
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,949,098
		16,375,789
Florida - 6.4%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,100,630
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,121,940
Series 2012 A, 5% 7/1/24	4,400,000	5,039,144
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,675,680
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,635,390
5% 6/1/17 (FSA Insured)	1,000,000	1,120,720
Series 2011 A1, 5% 6/1/20	1,000,000	1,164,500
Series 2012 A1, 5% 6/1/21	1,500,000	1,745,910
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,892,928
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	897,320
Series A, 5.5% 6/1/38	400,000	453,624
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,011,550
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,048,290
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	679,974
Series 2009 A, 6.25% 10/1/31	500,000	587,330
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	75,067
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/16	$ 95,000	$ 105,445
5.125% 11/15/18	965,000	1,068,979
Series 2008 B, 6% 11/15/37	2,000,000	2,275,120
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,029,413
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,417,142
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	924,273
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,340,870
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,148,390
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,119,153
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,576,530
5.5% 10/1/30	1,000,000	1,140,930
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,149,261
5% 10/1/22 (d)	1,000,000	1,132,500
5% 10/1/31 (d)	1,500,000	1,598,415
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	864,300
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,205,780
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,792,280
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,203,740
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,060,436
Series 2012 A, 5% 10/1/42	2,350,000	2,379,751
Series 2012 B, 5% 10/1/42	1,000,000	1,012,660
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	587,660
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	524,935
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	$ 1,400,000	$ 1,535,296
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	460,024
		58,903,280
Georgia - 3.0%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,629,550
6.25% 11/1/39	3,500,000	4,056,360
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,233,110
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,390,172
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	941,171
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,540,098
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,473,430
6.125% 9/1/40	1,605,000	1,667,354
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,649,914
Series GG, 5% 1/1/23	800,000	939,128
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,067,947
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,750,425
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,748,070
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,976,459
		28,063,188
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,348,200
Idaho - 0.4%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,601,582
Municipal Bonds - continued
	Principal Amount	Value
Idaho - continued
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,200,000	$ 1,342,200
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	452,772
		3,396,554
Illinois - 18.4%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,251,939
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	897,470
Series 2012 A, 5% 12/1/42	3,400,000	3,344,002
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,009,789
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,070,910
Series 2008 A, 5.25% 1/1/21	1,160,000	1,267,764
Series 2008 C, 5% 1/1/34	300,000	301,587
Series 2009 A, 5% 1/1/22	600,000	657,720
Series 2012 A:
5% 1/1/33	875,000	887,723
5% 1/1/34	455,000	458,713
Series 2012 C, 5% 1/1/23	200,000	224,120
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,756
5% 1/1/34	2,000,000	2,019,720
5% 1/1/35	1,650,000	1,658,679
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,830
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,481,685
Series 2011 C, 6.5% 1/1/41	2,300,000	2,650,336
Series 2013 D, 5% 1/1/27	2,200,000	2,388,012
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,357,746
Series 2013 A:
5.5% 1/1/33	500,000	550,710
5.75% 1/1/38	1,000,000	1,101,070
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	$ 1,400,000	$ 1,509,522
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	686,131
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	444,581
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,164,730
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,260
Series 2010 A, 5.25% 11/15/33	3,250,000	3,448,738
Series 2012 C:
5% 11/15/24	1,700,000	1,921,357
5% 11/15/25	3,200,000	3,596,384
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,253,569
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,682,960
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,128,490
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,264,272
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,339,000
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,455,000	1,486,370
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,637,899
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,026,153
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,596,602
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,580,250
5.375% 5/15/30	1,100,000	1,196,239
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	2,916,405
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,672,170
Series 2009 D, 6.625% 11/1/39	1,445,000	1,610,857
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.): - continued
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,084,260
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,815,000	4,158,426
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	360,847
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,164,284
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,227,240
Series 2008 A:
5.625% 1/1/37	5,110,000	5,284,047
6.25% 2/1/33 (AMBAC Insured)	150,000	163,670
Series 2009 A, 7.25% 11/1/38	1,330,000	1,561,460
Series 2009:
6.875% 8/15/38	80,000	87,846
7% 8/15/44	2,850,000	3,138,990
Series 2010 A:
5.5% 8/15/24	540,000	588,065
5.75% 8/15/29	360,000	389,873
Series 2010, 5.25% 8/15/36	1,510,000	1,548,565
Series 2012 A:
5% 5/15/20	500,000	551,860
5% 5/15/23	300,000	327,522
Series 2012:
4% 9/1/32	915,000	816,720
5% 9/1/32	1,900,000	1,940,071
5% 9/1/38	2,300,000	2,296,619
5% 11/15/43	820,000	829,635
Series 2013:
5% 11/15/24	500,000	554,490
5% 5/15/43	1,700,000	1,629,671
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,410
Series 2006:
5% 1/1/19	1,000,000	1,137,470
5.5% 1/1/31	1,000,000	1,116,260
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	560,205
5% 1/1/23 (FSA Insured)	1,300,000	1,419,418
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 800,000	$ 841,488
Series 2012:
5% 8/1/19	465,000	532,797
5% 8/1/21	400,000	458,696
5% 3/1/23	1,000,000	1,122,180
5% 8/1/23	700,000	798,252
5% 3/1/36	1,000,000	1,039,290
Series 2013, 5% 1/1/22	2,175,000	2,403,223
Series 2014:
5% 2/1/22	1,000,000	1,143,850
5.25% 2/1/29	1,600,000	1,773,536
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,083,060
5.25% 5/15/32 (FSA Insured)	360,000	374,951
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	733,173
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,716,900
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	857,650
0% 12/1/17 (Escrowed to Maturity)	95,000	91,837
6.5% 1/1/20 (AMBAC Insured)	385,000	476,730
6.5% 1/1/20 (Escrowed to Maturity)	650,000	827,197
6.5% 1/1/20 (Escrowed to Maturity)	65,000	82,518
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	231,050
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	744,284
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,444,397
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	544,224
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,287,431
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	723,760
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,900,000	$ 2,722,732
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	345,611
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,103,630
0% 6/15/44 (FSA Insured)	4,700,000	922,798
0% 6/15/45 (FSA Insured)	2,600,000	483,626
0% 6/15/46 (FSA Insured)	1,115,000	195,872
0% 6/15/47 (FSA Insured)	2,040,000	338,375
Series 2012 B:
0% 12/15/41	2,400,000	545,256
0% 12/15/51	2,900,000	361,949
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	967,725
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,076,758
0% 6/15/16 (Escrowed to Maturity)	795,000	785,834
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,831,195
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,088,850
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,127,850
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,659,152
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,332,656
Series 2009 A, 5.75% 4/1/38	2,940,000	3,331,990
Series 2010 A:
5% 4/1/25	1,000,000	1,124,750
5.25% 4/1/30	1,000,000	1,118,620
Series 2013:
6% 10/1/42	900,000	960,561
6.25% 10/1/38	900,000	982,836
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	460,000	458,901
0% 11/1/16 (Escrowed to Maturity)	275,000	271,266
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (FSA Insured)	$ 825,000	$ 801,191
0% 11/1/19 (Escrowed to Maturity)	790,000	729,770
0% 11/1/19 (FSA Insured)	5,085,000	4,446,375
		170,379,747
Indiana - 2.7%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	400,000	409,176
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,549,224
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,041,050
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,120,640
Series 2012:
5% 3/1/30	675,000	720,853
5% 3/1/41	1,290,000	1,326,907
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/24	400,000	474,048
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	957,750
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,072,540
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,250
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,485,599
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,154,035
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	764,234
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,120,460
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	777,980
		25,062,746
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	$ 70,000	$ 51,578
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,300,188
		1,351,766
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,097,087
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	356,745
5.25% 11/15/16	955,000	1,016,836
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,064,050
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	870,444
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	338,607
5% 11/15/17 (Escrowed to Maturity)	500,000	574,035
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,192,463
		8,510,267
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,079,890
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,709,700
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,036,230
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	545,185
5.75% 10/1/38	1,355,000	1,493,495
		6,864,500
Louisiana - 1.3%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,746,816
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	400,000	448,388
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,600,000	$ 1,663,424
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,021,450
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,725,069
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,430
Series 2012, 5% 12/1/23	2,250,000	2,487,488
0% 9/1/15 (AMBAC Insured)	700,000	674,471
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,357,140
		12,185,676
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,202,905
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,394,276
		2,597,181
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	548,050
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,013,545
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,119,620
Series 2010, 5.125% 7/1/39	900,000	930,591
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	490,000	514,304
6% 1/1/38	2,800,000	3,035,088
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,019,910
Series 2010, 5.625% 7/1/30	500,000	503,445
		8,684,553
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	$ 1,400,000	$ 1,583,554
Series 2011 I, 6.75% 1/1/36	1,000,000	1,158,600
Series 2013 B4, 3.5% 11/15/16	500,000	500,460
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,478,432
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,055,560
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	661,434
		7,438,040
Michigan - 2.6%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,150,666
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,663,024
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,631,082
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,829,898
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,081,330
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,705,511
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	558,765
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,250,436
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,100,000	999,757
5% 6/1/21	350,000	388,182
5% 6/1/27	500,000	518,805
5% 6/1/39	1,100,000	1,060,378
Series 2012, 5% 11/15/42	2,175,000	2,237,314
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,108,400
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,857,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 600,000	$ 731,118
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,041,290
		23,813,356
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,658,491
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,150,340
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,241,372
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,115,015
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,418,676
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,723,008
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,059,130
		9,366,032
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	855,415
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.658% 12/1/17 (c)	1,100,000	1,058,365
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,400,997
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,364,442
		3,823,804
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,129,630
5.625% 7/1/32	3,000,000	3,363,960
		4,493,590
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,830,000	$ 1,929,021
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,120,273
Series 2012:
4% 7/1/32	400,000	363,756
5% 7/1/27	500,000	531,615
		3,944,665
New Jersey - 2.9%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,105,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,109,110
Series 2012, 5% 6/15/21	800,000	908,880
Series 2013 NN, 5% 3/1/27	11,810,000	13,229,680
Series 2013:
5% 3/1/23	2,200,000	2,557,258
5% 3/1/24	3,000,000	3,466,950
5% 3/1/25	300,000	341,703
6% 12/15/34	1,075,000	1,207,462
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,802,357
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	475,524
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,018,580
		27,222,854
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,317,140
New York - 8.5%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	2,998,215
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	186,721
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,708,125
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,285,000
Series 2009 I1, 5.625% 4/1/29	600,000	693,540
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 A1, 5% 8/1/24	$ 1,300,000	$ 1,499,056
Series 2012 E, 5% 8/1/24	5,000,000	5,775,450
Series 2012 G1, 5% 4/1/25	2,500,000	2,872,275
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	661,560
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	414,868
5% 6/15/38	1,300,000	1,347,736
5% 6/15/39	500,000	518,190
Series 2009 A, 5.75% 6/15/40	2,300,000	2,598,885
Series 2009 CC, 5% 6/15/34	2,100,000	2,288,412
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,336,300
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,501,880
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,133,210
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,775,725
5.25% 1/15/39	1,000,000	1,089,110
Series 2009 S4:
5.5% 1/15/39	850,000	948,677
5.75% 1/15/39	1,600,000	1,806,960
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,588,760
Series 2008 B, 5.75% 3/15/36	3,400,000	3,904,390
Series 2009 A, 5% 2/15/34	1,100,000	1,195,667
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	100,000	107,378
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,538,900
Series 2009 B, 5% 11/15/34	1,200,000	1,294,116
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,244,527
Series 2008 A, 5.25% 11/15/36	3,700,000	3,933,322
Series 2008 C, 6.5% 11/15/28	1,000,000	1,186,240
Series 2010 D, 5.25% 11/15/40	1,400,000	1,490,552
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 D, 5% 11/15/25	$ 4,600,000	$ 5,239,400
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,532,955
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,700,580
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,221,000
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,199,903
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	2,066,953
5% 6/1/21	800,000	869,088
		78,753,626
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,116,880
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	836,968
5% 11/1/30 (FSA Insured)	1,275,000	1,331,177
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,290,680
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,727,200
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,089,890
Series 2010 B, 5% 1/1/20	1,300,000	1,513,590
		9,906,385
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	789,930
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,384,479
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,267,886
		4,442,295
Ohio - 1.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	854,032
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1: - continued
5% 6/1/17	$ 925,000	$ 1,012,487
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,066,090
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,413,816
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,729,740
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	438,832
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	638,378
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,618,335
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,524,586
		10,296,296
Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,794,785
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,186,911
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,840,835
Series 2012, 5% 2/15/21	400,000	464,956
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,658,340
		8,945,827
Oregon - 0.3%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39 (Pre-Refunded to 5/1/14 @ 100)	1,200,000	1,200,000
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,730
		2,403,730
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	$ 1,100,000	$ 1,214,477
Annville-Cleona School District:
5.5% 3/1/22	360,000	372,409
5.5% 3/1/22 (Pre-Refunded to 3/1/15 @ 100)	890,000	928,884
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	1,400,000	1,424,766
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	585,675
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,204
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	926,320
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	668,154
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,053,087
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,575,680
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,185
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,552
Ninth Series, 5.25% 8/1/40	800,000	870,600
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	600,000	688,068
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	206,650
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,031,600
		17,666,311
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Series N, 5.5% 7/1/22	1,100,000	849,772
Rhode Island - 0.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	780,000	788,666
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 2.2%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,113,530
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,107,801
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,546,580
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,039,200
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	2,936,150
Series 2013 E, 5.5% 12/1/53	5,400,000	5,957,388
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,310,800
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,079,675
		20,091,124
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,589,415
5% 12/15/16	1,500,000	1,623,870
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,065,260
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,914,094
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,821,456
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	300,000	303,570
		8,317,665
Texas - 9.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,156,970
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,388,900
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,548,650
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,834,640
5.25% 7/15/18 (FSA Insured)	1,000,000	1,121,180
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	$ 2,500,000	$ 2,548,275
Series 2009 A, 5% 11/1/24	1,000,000	1,103,030
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	352,059
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,399,572
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	1,000,000	1,064,900
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,521,840
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	749,150
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,404,738
Series 2012 A, 5% 7/1/23 (d)	600,000	675,588
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,860,534
Judson Independent School District 5% 2/1/24 (FSA Insured)	295,000	296,151
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	756,021
Lewisville Independent School District 0% 8/15/19	2,340,000	2,144,493
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,162,513
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	213,464
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	26,416
Mansfield Independent School District 5.5% 2/15/17	25,000	25,094
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,079,340
Series 2008 A, 6% 1/1/24	2,000,000	2,250,480
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,243,781
Series 2009 A, 6.25% 1/1/39	1,800,000	2,023,200
Series 2011 A:
5.5% 9/1/41	600,000	673,596
6% 9/1/41	1,200,000	1,416,000
Series 2011 D, 5% 9/1/28	2,300,000	2,589,018
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District:
Series 2005, 5.125% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	$ 400,000	$ 425,392
Series 2007, 5.375% 8/15/37	2,000,000	2,183,100
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,798,336
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,120,570
Series 2012, 5.25% 2/1/25	800,000	989,880
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,356,942
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,249,105
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,322,327
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	457,990
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	560,000	621,426
Series 2006, 5% 4/1/27	1,000,000	1,075,500
Series 2008, 5% 4/1/25	800,000	910,712
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,094,786
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,771,434
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,392,420
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,399,313
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,719,272
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	602,550
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	1,500,000	1,680,570
5% 4/1/25	600,000	670,386
5% 4/1/26	800,000	892,632
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,817,040
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	$ 1,000,000	$ 1,076,730
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,874,475
5.5% 2/15/37	2,100,000	2,304,981
		84,437,462
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	963,424
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,320,240
		2,283,664
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,785,484
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30 (b)	1,250,000	1,329,525
Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	958,630
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	1,984,457
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,140,340
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	3,965,112
Series 2009, 5.25% 1/1/42	1,000,000	1,084,820
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	636,922
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,021,800
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,709,850
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,113,864
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,136,898
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 3,000,000	$ 3,387,060
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,089,770
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,387,495
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,570,212
		25,187,230
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,066,390
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	533,230
5.75% 7/1/30	500,000	552,750
Series 2013 B, 5% 7/1/36	925,000	966,403
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,014,890
Series 2012, 5% 6/1/39	190,000	195,780
		3,263,053
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,872,499
TOTAL MUNICIPAL BONDS (Cost $855,257,347)		913,698,658
Municipal Notes - 0.2%
	Principal Amount	Value
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,631,345)	$ 1,500,000	$ 1,668,060
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $856,888,692)		915,366,718
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,597,485
NET ASSETS - 100%		$ 926,964,203
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.3%
Health Care	23.2%
Transportation	10.3%
Water & Sewer	7.8%
Special Tax	7.2%
Electric Utilities	5.9%
Education	5.5%
Others* (Individually Less Than 5%)	4.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $856,888,692)		$ 915,366,718
Cash		7,549,056
Receivable for fund shares sold		834,880
Interest receivable		11,929,461
Prepaid expenses		648
Receivable from investment adviser for expense reductions		2,160
Other receivables		310
Total assets		935,683,233

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,594,710
Payable for fund shares redeemed	1,589,821
Distributions payable	647,742
Accrued management fee	277,640
Distribution and service plan fees payable	211,097
Other affiliated payables	371,849
Other payables and accrued expenses	26,171
Total liabilities		8,719,030

Net Assets		$ 926,964,203
Net Assets consist of:
Paid in capital		$ 865,848,238
Undistributed net investment income		731,597
Accumulated undistributed net realized gain (loss) on investments		1,906,342
Net unrealized appreciation (depreciation) on investments		58,478,026
Net Assets		$ 926,964,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($325,148,292 ÷ 24,519,308 shares)	$ 13.26

Maximum offering price per share (100/96.00 of $13.26)	$ 13.81
Class T: Net Asset Value and redemption price per share ($203,170,292 ÷ 15,275,480 shares)	$ 13.30

Maximum offering price per share (100/96.00 of $13.30)	$ 13.85
Class B: Net Asset Value and offering price per share ($5,888,422 ÷ 445,453 shares)A	$ 13.22

Class C: Net Asset Value and offering price per share ($117,122,302 ÷ 8,811,057 shares)A	$ 13.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($275,634,895 ÷ 20,894,585 shares)	$ 13.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 20,020,326

Expenses
Management fee	$ 1,667,594
Transfer agent fees	621,894
Distribution and service plan fees	1,274,342
Accounting fees and expenses	97,715
Custodian fees and expenses	8,531
Independent trustees' compensation	1,837
Registration fees	54,176
Audit	27,214
Legal	1,894
Miscellaneous	3,423
Total expenses before reductions	3,758,620
Expense reductions	(7,207)	3,751,413
Net investment income (loss)		16,268,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,053,837
Change in net unrealized appreciation (depreciation) on investment securities		22,648,082
Net gain (loss)		24,701,919
Net increase (decrease) in net assets resulting from operations		$ 40,970,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,268,913	$ 37,854,541
Net realized gain (loss)	2,053,837	8,376,972
Change in net unrealized appreciation (depreciation)	22,648,082	(72,916,278)
Net increase (decrease) in net assets resulting from operations	40,970,832	(26,684,765)
Distributions to shareholders from net investment income	(16,227,974)	(37,730,909)
Distributions to shareholders from net realized gain	(6,709,658)	(355,650)
Total distributions	(22,937,632)	(38,086,559)
Share transactions - net increase (decrease)	(54,366,859)	(179,392,401)
Total increase (decrease) in net assets	(36,333,659)	(244,163,725)

Net Assets
Beginning of period	963,297,862	1,207,461,587
End of period (including undistributed net investment income of $731,597 and undistributed net investment income of $690,658, respectively)	$ 926,964,203	$ 963,297,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55
Income from Investment Operations
Net investment income (loss) E	.231	.453	.460	.479	.465	.479
Net realized and unrealized gain (loss)	.352	(.738)	.789	(.041)	.450	.991
Total from investment operations	.583	(.285)	1.249	.438	.915	1.470
Distributions from net investment income	(.230)	(.451)	(.457)	(.478)	(.465)	(.480)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.323)	(.455)	(.459)	(.478)	(.465)	(.480)
Net asset value, end of period	$ 13.26	$ 13.00	$ 13.74	$ 12.95	$ 12.99	$ 12.54
Total Return B,C,D	4.57%	(2.12)%	9.77%	3.53%	7.42%	12.96%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.77%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.77%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.80% A	.77%	.77%	.77%	.78%	.79%
Net investment income (loss)	3.58% A	3.36%	3.42%	3.80%	3.64%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325,148	$ 335,492	$ 430,231	$ 368,789	$ 448,794	$ 403,580
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.232	.454	.462	.481	.467	.481
Net realized and unrealized gain (loss)	.362	(.739)	.778	(.032)	.449	.990
Total from investment operations	.594	(.285)	1.240	.449	.916	1.471
Distributions from net investment income	(.231)	(.451)	(.458)	(.479)	(.466)	(.481)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.324)	(.455)	(.460)	(.479)	(.466)	(.481)
Net asset value, end of period	$ 13.30	$ 13.03	$ 13.77	$ 12.99	$ 13.02	$ 12.57
Total Return B,C,D	4.64%	(2.12)%	9.67%	3.61%	7.41%	12.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.76%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.78% A	.77%	.76%	.76%	.77%	.78%
Expenses net of all reductions	.78% A	.77%	.76%	.76%	.77%	.78%
Net investment income (loss)	3.59% A	3.37%	3.42%	3.80%	3.65%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,170	$ 207,208	$ 247,622	$ 225,908	$ 253,136	$ 256,358
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52
Income from Investment Operations
Net investment income (loss) E	.188	.361	.367	.393	.379	.397
Net realized and unrealized gain (loss)	.353	(.727)	.772	(.040)	.451	.993
Total from investment operations	.541	(.366)	1.139	.353	.830	1.390
Distributions from net investment income	(.188)	(.360)	(.367)	(.393)	(.380)	(.400)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.281)	(.364)	(.369)	(.393)	(.380)	(.400)
Net asset value, end of period	$ 13.22	$ 12.96	$ 13.69	$ 12.92	$ 12.96	$ 12.51
Total Return B,C,D	4.25%	(2.72)%	8.90%	2.85%	6.73%	12.26%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.45%	1.45%	1.46%	1.45%	1.45%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.45%	1.45%	1.45%	1.44%	1.45%
Net investment income (loss)	2.93% A	2.68%	2.74%	3.12%	2.98%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,888	$ 6,951	$ 11,187	$ 12,983	$ 19,838	$ 26,607
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.183	.351	.358	.383	.370	.390
Net realized and unrealized gain (loss)	.351	(.739)	.788	(.042)	.448	.999
Total from investment operations	.534	(.388)	1.146	.341	.818	1.389
Distributions from net investment income	(.181)	(.348)	(.354)	(.381)	(.368)	(.389)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.274)	(.352)	(.356)	(.381)	(.368)	(.389)
Net asset value, end of period	$ 13.29	$ 13.03	$ 13.77	$ 12.98	$ 13.02	$ 12.57
Total Return B,C,D	4.17%	(2.86)%	8.92%	2.74%	6.60%	12.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.54%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.54%	1.53%	1.53%
Net investment income (loss)	2.83% A	2.60%	2.65%	3.03%	2.89%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,122	$ 123,530	$ 155,834	$ 130,949	$ 151,847	$ 133,834
Portfolio turnover rate G	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.246	.481	.490	.505	.492	.506
Net realized and unrealized gain (loss)	.353	(.735)	.782	(.039)	.443	.993
Total from investment operations	.599	(.254)	1.272	.466	.935	1.499
Distributions from net investment income	(.246)	(.482)	(.490)	(.506)	(.495)	(.509)
Distributions from net realized gain	(.093)	(.004)	(.002)	-	-	-
Total distributions	(.339)	(.486)	(.492)	(.506)	(.495)	(.509)
Net asset value, end of period	$ 13.19	$ 12.93	$ 13.67	$ 12.89	$ 12.93	$ 12.49
Total Return B,C	4.72%	(1.90)%	10.00%	3.79%	7.62%	13.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.55% A	.54%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.54%	.53%	.54%	.55%	.55%
Expenses net of all reductions	.55% A	.54%	.53%	.54%	.55%	.55%
Net investment income (loss)	3.83% A	3.60%	3.66%	4.02%	3.87%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,635	$ 290,117	$ 362,588	$ 305,538	$ 399,826	$ 244,761
Portfolio turnover rate F	8% A	12%	6%	8%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,076,728
Gross unrealized depreciation	(5,202,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ 58,874,527

Tax cost	$ 856,492,191

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,419,958 and $100,725,093, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 404,877	$ 10,172
Class T	-%	.25%	252,893	2,605
Class B	.65%	.25%	28,364	20,550
Class C	.75%	.25%	588,208	58,398
			$ 1,274,342	$ 91,725

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,966
Class T	2,477
Class B*	8,223
Class C*	10,143
$ 28,809

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 221,119.14
Class T	124,178.12
Class B	4,734.15
Class C	84,863.15
Institutional Class	187,000.14
	$ 621,894

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $864 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.45%	$ 476
Class C	1.55%	6,300
		$ 6,776

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $431.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 5,732,956	$ 13,490,782
Class T	3,583,390	7,837,186
Class B	91,830	242,962
Class C	1,638,135	3,764,848
Institutional Class	5,181,663	12,395,131
Total	$ 16,227,974	$ 37,730,909
From net realized gain
Class A	$ 2,345,937	$ 127,081
Class T	1,463,763	72,168
Class B	48,806	3,137
Class C	862,508	45,636
Institutional Class	1,988,644	107,628
Total	$ 6,709,658	$ 355,650

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	1,566,446	4,224,685	$ 20,381,561	$ 57,525,771
Reinvestment of distributions	478,182	697,962	6,200,076	9,363,033
Shares redeemed	(3,340,575)	(10,430,408)	(43,341,244)	(138,655,153)
Net increase (decrease)	(1,295,947)	(5,507,761)	$ (16,759,607)	$ (71,766,349)
Class T
Shares sold	486,865	1,517,547	$ 6,357,411	$ 20,608,224
Reinvestment of distributions	309,889	434,678	4,027,417	5,842,702
Shares redeemed	(1,419,350)	(4,032,243)	(18,472,793)	(53,639,623)
Net increase (decrease)	(622,596)	(2,080,018)	$ (8,087,965)	$ (27,188,697)
Class B
Shares sold	2,361	34,885	$ 30,555	$ 475,906
Reinvestment of distributions	7,012	11,774	90,440	157,747
Shares redeemed	(100,402)	(327,036)	(1,297,860)	(4,395,193)
Net increase (decrease)	(91,029)	(280,377)	$ (1,176,865)	$ (3,761,540)
Class C
Shares sold	497,448	1,541,471	$ 6,498,605	$ 20,986,996
Reinvestment of distributions	140,808	192,365	1,826,937	2,584,692
Shares redeemed	(1,310,440)	(3,570,711)	(17,019,120)	(47,576,093)
Net increase (decrease)	(672,184)	(1,836,875)	$ (8,693,578)	$ (24,004,405)
Institutional Class
Shares sold	4,153,913	7,810,861	$ 53,815,510	$ 104,791,425
Reinvestment of distributions	369,030	589,931	4,757,287	7,866,474
Shares redeemed	(6,066,243)	(12,491,193)	(78,221,641)	(165,329,309)
Net increase (decrease)	(1,543,300)	(4,090,401)	$ (19,648,844)	$ (52,671,410)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

HIMI-USAN-0614
1.784902.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 23, 2014